Segmented information - Geographical segment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	$ 1,800,073	$ 1,862,925
Non-current assets	3,827,379	3,781,082
Canada [member]
Disclosure of geographical areas [line items]
Revenue	622,317	567,730
Non-current assets	3,260,144	3,267,376
Australia [Member]
Disclosure of geographical areas [line items]
Non-current assets	421,836	392,500
United States [Member]
Disclosure of geographical areas [line items]
Revenue	1,177,756	1,295,195
Non-current assets	145,328	121,102
Kazakhstan [Member]
Disclosure of geographical areas [line items]
Non-current assets	55	80
Germany [Member]
Disclosure of geographical areas [line items]
Non-current assets	$ 16	$ 24